Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the requirements set forth by the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Pay vs. Performance rule”), the following illustrations provide the relationship between compensation actually paid (“CAP”) to our Principal Executive Officer(s) (“PEO”), the average CAP to our NEOs other than our PEO(s) (“Other NEOs”), and the performance of certain financial measures. The manner of calculating CAP and the comparisons to financial performance measures reflected herein are done in compliance with the Pay vs. Performance rule and do not reflect compensation earned or targeted during the applicable fiscal years for our PEOs and Other NEOs.

This information is being provided for the purposes of compliance with the pay versus performance disclosure requirement. Neither the compensation and management development committee nor management of the company used the requirements set forth in the rule when making compensation decisions. For further information on how our compensation programs are evaluated and linked to company performance, please refer to our Compensation Discussion and Analysis on page 41.

							Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	ADP Total Shareholder Return (3)	NASDAQ Dividend Achievers Select Index Total Shareholder Return (3)	GAAP Net Income ($ Millions)(4)	Adjusted Net Income Growth(5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$15,866,785	$17,756,034	N/A	N/A	$7,347,445	$11,488,820	$174.30	$169.24	$3,752.0	11.6%
2023	$19,364,071	$26,898,138	$10,682,318	$12,343,419	$5,417,958	$6,497,636	$156.92	$146.74	$3,412.0	16.0%
2022	$20,827,092	$35,664,536	N/A	N/A	$5,999,336	$6,409,005	$146.91	$126.64	$2,948.9	16.4%
2021	$16,985,259	$44,260,668	N/A	N/A	$4,725,777	$10,626,436	$136.35	$134.52	$2,598.5	0.3%

Company Selected Measure Name			adjusted net income growth
Named Executive Officers, Footnote
(1)	The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for our PEOs and the average of the amounts of total compensation reported for our Other NEOs in the “Total” column of the Summary Compensation Table as reported for each respective fiscal year. Our PEOs and Other NEOs for each fiscal year include the following:
●	2024: Ms. Black as PEO; and Messrs. Ayala, Bonarti, DeSilva, McGuire, and Rodriguez as Other NEOs.
●	2023: Mr. Rodriguez as first PEO and Ms. Black as second PEO; and Messrs. Ayala, Bonarti, DeSilva, McGuire, and Donald Weinstein as Other NEOs.
●	2022: Mr. Rodriguez as PEO; and Ms. Black and Kathleen Winters, and Messrs. Ayala, McGuire, and Weinstein as Other NEOs.
●	2021: Mr. Rodriguez as PEO; and Ms. Black and Kathleen Winters, and Messrs. Ayala and Weinstein as Other NEOs.

Peer Group Issuers, Footnote
(3)	Represents cumulative total shareholder return of a $100 fixed investment in the company, and in the NASDAQ Dividend Achievers Select Index, respectively, beginning on June 30, 2020 and ending on June 30 of each respective fiscal year.

Adjustment To PEO Compensation, Footnote
(6)	The following table reflects the adjustments made to compensation reported in the Summary Compensation Table for our PEO and Other NEOs in fiscal year 2024 in order to calculate compensation actually paid.

	PEO	Other NEOs Average
Compensation Actually Paid	2024	2024
Start: SCT Table Total	$15,866,785	$7,347,445
Deduct: SCT reported Fair Value of Stock and Option Awards	($11,102,069)	($5,550,190)
Deduct: SCT reported Change in Pension Value and Nonqualified Deferred Compensation Earnings	($7,888)	($32,535)
Add: Year End Fair Value of Equity Awards Granted in the Year	$9,111,950	$5,748,940
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$551,962	$433,020
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,583,419	$1,511,244
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$1,208,739	$1,706,084
Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Add: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$543,136	$324,812
Add: Aggregate of defined benefit and actuarial pension plan service cost and prior service cost	$0	$0
End: Compensation Actually Paid	$17,756,034	$11,488,820

Non-PEO NEO Average Total Compensation Amount			$ 7,347,445	$ 5,417,958	$ 5,999,336	$ 4,725,777
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,488,820	6,497,636	6,409,005	10,626,436
Adjustment to Non-PEO NEO Compensation Footnote
(6)	The following table reflects the adjustments made to compensation reported in the Summary Compensation Table for our PEO and Other NEOs in fiscal year 2024 in order to calculate compensation actually paid.

	PEO	Other NEOs Average
Compensation Actually Paid	2024	2024
Start: SCT Table Total	$15,866,785	$7,347,445
Deduct: SCT reported Fair Value of Stock and Option Awards	($11,102,069)	($5,550,190)
Deduct: SCT reported Change in Pension Value and Nonqualified Deferred Compensation Earnings	($7,888)	($32,535)
Add: Year End Fair Value of Equity Awards Granted in the Year	$9,111,950	$5,748,940
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$551,962	$433,020
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,583,419	$1,511,244
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$1,208,739	$1,706,084
Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Add: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$543,136	$324,812
Add: Aggregate of defined benefit and actuarial pension plan service cost and prior service cost	$0	$0
End: Compensation Actually Paid	$17,756,034	$11,488,820

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			I. CAP versus ADP and Peer Group TSR (the NASDAQ Dividend Achievers Select Index)
Compensation Actually Paid vs. Net Income [Text Block]			II. CAP versus GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			III. CAP versus Adjusted Net Income Growth %
Tabular List [Table Text Block]

Financial Performance Measures Tabular List

The following table lists the financial performance measures, on an unranked basis, that we believe are most important in linking compensation actually paid to company performance for the most recently completed fiscal year.

Measure / Metric	Compensation Program
Revenue Growth	Annual Cash Bonus
New Business Bookings Growth	Annual Cash Bonus
Adjusted EBIT Growth(1)	Annual Cash Bonus
Adjusted Net Income Growth	Long-term Incentive (PSU)
Revenue ex-ZMPT Growth(2)	Long-term Incentive (PSU)
1	Our adjusted EBIT measure excludes the impact of taxes, certain interest expense, certain interest income, and certain other items. We continue to include the interest income earned on investments associated with our client funds extended investment strategy and interest expense on borrowings related to our client funds extended investment strategy as we believe these amounts to be fundamental to the underlying operations of our business model. Refer to the table in Appendix A for a reconciliation from net earnings to adjusted EBIT for fiscal years 2024 and 2023.
2	Our revenue ex-ZMPT measure is a consolidated revenue growth measure that excludes the impact of zero-margin benefits pass-throughs. Importantly, the PSU revenue metric is not duplicative of the annual cash bonus plan revenue metric due to the exclusion of zero-margin benefits pass-throughs. Refer to the table in Appendix A for further detail on this item and a reconciliation from consolidated revenue to revenue ex-ZMPT for fiscal years 2024 and 2023.

Total Shareholder Return Amount			$ 174.30	156.92	146.91	136.35
Peer Group Total Shareholder Return Amount			169.24	146.74	126.64	134.52
Net Income (Loss) Attributable to Parent			$ 3,752,000,000.0	$ 3,412,000,000.0	$ 2,948,900,000	$ 2,598,500,000
Company Selected Measure Amount			0.116	0.160	0.164	0.003
PEO Name	Ms. Black	Mr. Rodriguez	Ms. Black		Mr. Rodriguez	Mr. Rodriguez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Net Income Growth
Non-GAAP Measure Description
(5)	Our company selected measure is adjusted net income growth, which is the most heavily weighted performance metric in the long-term incentive compensation program. The impact of certain items are excluded from the final results of adjusted net income growth as approved by the compensation and management development committee and can be referenced on page 45 for fiscal year 2024. Our adjusted net income measure also excludes the impact of certain one-time charges and benefits reflecting specific items that are not fundamental to our underlying business operations. Refer to the table in Appendix A for further detail on these items and a reconciliation from net earnings to adjusted net income for fiscal years 2024, 2023, and 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			New Business Bookings Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIT Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Revenue ex-ZMPT Growth
Non-PEO NEO [Member] | Deduct S C T Reported Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,550,190)
Non-PEO NEO [Member] | Deduct S C T Reported Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(32,535)
Non-PEO NEO [Member] | Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,748,940
Non-PEO NEO [Member] | Add Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			433,020
Non-PEO NEO [Member] | Add Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,511,244
Non-PEO NEO [Member] | Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,706,084
Non-PEO NEO [Member] | Deduct Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Theyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Add Value Of Dividends Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			324,812
Non-PEO NEO [Member] | Add Aggregate Of Defined Benefit And Actuarial Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Black [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			15,866,785	$ 10,682,318	$ 0	$ 0
PEO Actually Paid Compensation Amount			17,756,034	12,343,419	0	0
Black [Member] | PEO [Member] | Deduct S C T Reported Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,102,069)
Black [Member] | PEO [Member] | Deduct S C T Reported Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,888)
Black [Member] | PEO [Member] | Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,111,950
Black [Member] | PEO [Member] | Add Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			551,962
Black [Member] | PEO [Member] | Add Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,583,419
Black [Member] | PEO [Member] | Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,208,739
Black [Member] | PEO [Member] | Deduct Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Theyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Black [Member] | PEO [Member] | Add Value Of Dividends Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			543,136
Black [Member] | PEO [Member] | Add Aggregate Of Defined Benefit And Actuarial Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Rodriguez [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	19,364,071	20,827,092	16,985,259
PEO Actually Paid Compensation Amount			$ 0	$ 26,898,138	$ 35,664,536	$ 44,260,668